Taxation - Income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current tax (expense)/income
Total current tax expense	€ 1,016	€ 1,062	€ 1,018
Total deferred tax expense /(credit)	234	434	(1,897)
Total income tax expense /(credit)	1,250	1,496	(879)
Tax on discontinued operations
Tax credit on profit from ordinary activities of discontinued operations		(56)	(617)
Tax credit relating to impairment			925
Tax charged/(credited) directly to other comprehensive income
Current tax	(26)	3	22
Deferred tax	830	56	70
Total tax charged/(credited) directly to other comprehensive income	804	59	92
Tax charged/(credited) directly to equity
Deferred tax		4	9
Total tax charged/(credited) directly to equity		4	9
United Kingdom
Current tax (expense)/income
Current year	42	21	70
Adjustments in respect of prior years	(6)	(9)	(5)
Total current tax expense	36	12	65
Total deferred tax expense /(credit)	(318)	(232)	39
Spectrum Payments	10,700
Overseas
Current tax (expense)/income
Current year	900	1,098	1,055
Adjustments in respect of prior years	80	(48)	(102)
Total current tax expense	980	1,050	953
Total deferred tax expense /(credit)	€ 552	€ 666	€ (1,936)
UK
Tax charged/(credited) directly to equity
Corporate tax retention percentage	19.00%